SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - - Schedule of Basic and Diluted Loss Per Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Loss from continuing operations	$ (281,606)	$ (714,316)	$ (3,713,795)	$ (5,527,637)
Income (loss) from discontinued operations		$ 108,780	$ 263,460	$ (1,410,671)
Denominator:
Denominator for basic and diluted loss per share (weighted-average shares)	5,489,593	3,503,565	4,604,193	2,787,593
Income (loss) per common share, basic and diluted:
Loss from continuing operations	$ (0.05)	$ (0.20)	$ (0.81)	$ (1.98)
Income (loss) from discontinued operations		$ 0.03	$ 0.06	$ (0.51)